Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2016	Jun. 30, 2015
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	20,000,000	20,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	200,000,000	200,000,000
Common stock, issued (in shares)	87,044,000	86,984,000
Common stock, outstanding (in shares)	87,044,000	86,984,000